Transactions With Affiliates - LTIP Award Activity Table (details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Phantom units outstanding at beginning of year	17,503	21,970	30,304
Vested	(15,119)	(19,751)	(30,304)
Granted	21,594	15,284	21,970
Phantom units outstanding at end of year	23,978	17,503	21,970
Value per Unit of Phantom Units Outstanding	$ 33.92	$ 20.19	$ 15.02	$ 16.50
Value per Unit of Phantom Units Vested during the Period	$ 20.51	$ 15.02	$ 16.50
Value per Unit of Phantom Units Granted during the Period	$ 35.66	$ 20.94	$ 15.02